Investments - Schedule of Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Marketable Securities [Line Items]
Beginning balance	¥ 879,604			¥ 1,067,444		¥ 530,207
Additions				125,548	[1],[2]	505,968	[1],[3]
Disposal	(235,447)	[1],[2],[3]		(358,656)		(1,056)
Adjustment of interest on held-to-maturity investments	4,146			11,713		40,448
Accumulated other comprehensive income	2,639			388		(883)
Impact of accounting method changes		[4]
Share of income in equity method investments	(3,271)		$ (468)	37,157		19,280
Impairment charges	(330,802)	[4]		(5,000)		(28,983)
Foreign currency translation adjustment	(1,273)			1,010		2,463
Ending balance	315,596		$ 45,130	879,604		1,067,444
Equity securities without readily determinable fair value [Member]]
Marketable Securities [Line Items]
Beginning balance	69,279			74,279		102,510
Additions					[1],[2]		[1],[3]
Disposal		[1],[2],[3]
Adjustment of interest on held-to-maturity investments
Accumulated other comprehensive income
Impact of accounting method changes	439,213	[4]
Share of income in equity method investments
Impairment charges	(330,008)	[4]		(5,000)		(28,983)
Foreign currency translation adjustment						752
Ending balance	178,484			69,279		74,279
Equity method investments [Member]
Marketable Securities [Line Items]
Beginning balance	460,899			448,688		427,697
Additions					[1],[2]		[1],[3]
Disposal		[1],[2],[3]		(24,946)
Adjustment of interest on held-to-maturity investments
Accumulated other comprehensive income
Impact of accounting method changes	(439,213)	[4]
Share of income in equity method investments	(3,271)			37,157		19,280
Impairment charges	(794)	[4]
Foreign currency translation adjustment						1,711
Ending balance	17,621			460,899		448,688
Held-to- maturity investment [Member]
Marketable Securities [Line Items]
Beginning balance	287,395			509,392
Additions				100,000	[1],[2]	470,000	[1],[3]
Disposal	(187,340)	[1],[2],[3]		(333,710)		(1,056)
Adjustment of interest on held-to-maturity investments	4,146			11,713		40,448
Accumulated other comprehensive income
Impact of accounting method changes		[4]
Share of income in equity method investments
Impairment charges		[4]
Foreign currency translation adjustment
Ending balance	104,201			287,395		509,392
Available for sale investment [Member]
Marketable Securities [Line Items]
Beginning balance	62,031			35,085
Additions				25,548	[1],[2]	35,968	[1],[3]
Disposal	(48,107)	[1],[2],[3]
Adjustment of interest on held-to-maturity investments
Accumulated other comprehensive income	2,639			388		(883)
Impact of accounting method changes		[4]
Share of income in equity method investments
Impairment charges		[4]
Foreign currency translation adjustment	(1,273)			1,010
Ending balance	¥ 15,290			¥ 62,031		¥ 35,085

[1]	In 2023, the Group purchased a certificate of deposit at RMB470,000 as a held-to-maturity investment. This held-to-maturity investment is measured at amortized cost and the interest adjustment amount is RMB39,392. In 2024, the Group purchased a certificate of deposit at RMB100,000 as a held-to-maturity investment. This held-to-maturity investment is measured at amortized cost and the interest adjustment amount is RMB17,395 for the years ended December 31, 2024. In 2025, the certificate of deposit with aggregate principal RMB170,000 matured. The remaining held-to-maturity investment is measured at amortized cost and the interest adjustment amount is RMB4,201 as of December 31, 2025.
[2]	In 2024, the Group purchased Standard Chartered Bank linked US Treasury notes for RMB25,548, which has a stated maturity within two years. In 2025, RMB11,612 of Standard Chartered Bank linked US Treasury notes matured. As of December 31, 2025, the fair value of available-for-sale investments amounted to RMB15,290, with original cost of RMB14,176, unrealized gain of RMB1,339 and loss in foreign currency translation adjustment of RMB225. As of December 31, 2024, the fair value of available-for-sale investments amounted to RMB24,905, with original cost of RMB24,782, unrealized loss of RMB633 and gain in foreign currency translation adjustment of RMB756.
[3]	In 2023, the Group purchased HSBC HOLDINGS PLC BOND (“HSBC Bond”) for RMB35,968, which has a stated maturity within two years and the Group accounts for this investment as available for sale investments. As of December 31, 2024, the fair value is RMB37,126. In March 2025, the Company redeemed the HSBC Bond in the amount of RMB36,495 when it matured. The unrealized gain for this investment was nil, RMB147 and nil for the year ended December 31, 2023, 2024 and 2025, respectively. The realized gain for this investment was nil, nil and RMB671 for the year ended December 31, 2023, 2024 and 2025.
[4]	In 2019, the Group invested 24.47% equity interest in Hubei Consumption for a total consideration of RMB361,100. As the Group can no longer exercise its significant influence over the investee due to reduction in voting right, the Group discontinued the equity method accounting and recorded the investment under alternative measurement at the beginning of 2025. In addition, due to the ongoing operating challenges and evolving rules and regulations faced by the consumer finance industry of Hubei Consumption operates in, the Group recorded an impairment of RMB320,730 for the year ended December 31, 2025.